MINERAL PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
MINERAL PROPERTY, PLANT AND EQUIPMENT
MINERAL PROPERTY, PLANT AND EQUIPMENT
3.	MINERAL PROPERTY, PLANT AND EQUIPMENT

The Group’s exploration and evaluation assets are comprised of the following:

Year ended December 31, 2023	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning Balance	$97,078	$2,435	$99,513
Additions	–	16	16
Disposal of plant and equipment	–	(6)	(6)
Disposal of mineral property interest [2]	(2,761)	–	(2,761)
Derecognition of right-of-use asset	–	(196)	(196)
Ending balance	94,317	2,249	96,566

Accumulated depreciation
Beginning Balance	–	(2,129)	(2,129)
Depreciation charge for the period [3]	–	(164)	(164)
Derecognition on disposal of plant and equipment	–	6	6
Derecognition of right-of-use asset	–	191	191
Ending balance	–	(2,096)	(2,096)

Foreign currency translation difference
Beginning Balance	29,922	225	30,147
Movement from derecognition of right-of-use asset	–	(3)	(3)
Movement for the period	(2,764)	1	(2,763)
Ending balance	27,158	223	27,381

Net carrying value – December 31, 2023	$121,475	$376	$121,851
Year ended December 31, 2022	Mineral Property Interest [1]	Plant and Equipment [3]	Total
Cost
Beginning Balance	$112,541	$2,412	$114,953
Addition	–	31	31
Disposal of plant and equipment	–	(8)	(8)
Disposal of mineral property interest [2]	(15,463)	–	(15,463)
Ending balance	97,078	2,435	99,513

Accumulated depreciation
Beginning Balance	–	(1,877)	(1,877)
Depreciation charge for the year [4]	–	(260)	(260)
Derecognition on disposal of plant and equipment	–	8	8
Ending balance	–	(2,129)	(2,129)

Foreign currency translation difference
Beginning Balance	21,079	184	21,263
Movement for the year	8,843	41	8,884
Ending balance	29,922	225	30,147

Net carrying value – December 31, 2022	$127,000	$531	$127,531

 Notes to table:

1.	Mineral Property Interest

Comprises the Pebble Project, a contiguous block of 1,840 mineral claims covering approximately 274 square miles located in southwest Alaska, 17 miles (30 kilometers) from the villages of Iliamna and Newhalen, and approximately 200 miles (320 kilometers) southwest of the city of Anchorage.

2.	Disposal of Mineral Property Interest - Royalty Agreement

In July 2022, the Group entered into an agreement (the “Agreement”) with an investor (the “Royalty Holder”) to receive up to US$60 million over the next two years until July 2024, in return for the right to receive a portion of the future gold and silver production from the Pebble Project for the life of the mine (see further below).

The Royalty Holder made the initial payment of US$12 million in exchange for the right to receive 2% of the payable gold production and 6% of the payable silver production from the Pebble Project, in each case after accounting for a notional payment by the Royalty Holder of US$1,500.00 per ounce of gold and US$10.00 per ounce of silver, respectively, for the life of the mine. If, in the future, spot prices exceed US$4,000.00 per ounce of gold or US$50.00 per ounce of silver, then the Group will share in 20% of the excess price for either metal. Additionally, the Company will retain a portion of the metal produced for recovery rates greater than 60% for gold and 65% for silver, and so is incentivized to continually improve operations over the life of the mine.

Pursuant to the terms of the Agreement, the Royalty Holder has the right but is under no obligation to invest additional non-refundable funds, in US$12 million increments, to an aggregate total of US$60 million, within two years of the date of the Agreement, in return for the right to receive up to 10% of the payable gold and up to 30% of the payable silver (in each case, in the aggregate) on the same terms as the first tranche.

In November 2023, the Group and the Royalty Holder amended the terms of the Agreement (the “Amendment”).  Under the revised agreement, the Royalty Holder received the right to fund the second US$12 million tranche in six equal installments of US$2 million each (“Additional Payment Installment”), with the right to receive approximately 0.33% of the payable gold production and 1% of the payable silver production from the Pebble Project per Additional Payment Installment made (representing 1/6 of the aggregate royalty under the second tranche).  The Company received the first US$2 million upon execution of the Amendment.

The Amendment also extends the original expiry date by another year to July 26, 2025, in the event the Royalty Holder completes all six installments (for a total of US$12 million) on or before July 26, 2024.

Based on the contractual terms of the Agreement, as well as the Group’s specific facts and circumstances, the Group accounted for both investments of US$2 million ($2.8 million) and US$12 million ($15.5 million) as a partial sale of mineral property interest.  The Agreement provides the Royalty Holder with rights akin to ownership of an undivided interest in the Pebble Project.  The consideration received has been recorded as a recovery of mineral property costs.  Accordingly, no gain or loss was recognized on the transactions.

3.	Plant and Equipment include Right-of-Use Assets (“ROU Assets”)

ROU Assets, which relate to the use of office space, office equipment and yard storage are included under plant and equipment.  The following comprises ROU Assets:

Year ended December 31, 2023	Land and Buildings	Equipment	Total
Cost
Beginning	$1,024	$32	$1,056
Addition	–	16	16
Derecognition of ROU Asset	(196)	–	(196)
Ending balance	828	48	876

Accumulated depreciation
Beginning balance	(510)	(30)	(540)
Depreciation charge for the period [4]	(147)	(4)	(151)
Derecognition of ROU Asset	191	–	191
Ending balance	(466)	(34)	(500)

Foreign currency translation difference
Beginning balance	2	(1)	1
Movement from derecognition of ROU Asset	5	–	5
Movement for the period	(9)	(1)	(10)
Ending balance	(2)	(2)	(4)

Net carrying value – December 31, 2023	$360	$12	$372

4.

For the year ended December 31, 2023, total depreciation was $164 (2022 – $260) of which ROU Asset depreciation was $151 (2022 – $150). ROU Asset depreciation of $101 (2022 – $104) is included in general and administrative expenses (note 10(b)). The remainder of the depreciation is included in exploration and evaluation expenses.